UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2014

Date of reporting period:	8/31/2014

Item 1. Schedule of Investments

Prudential Financial Services Fund

Schedule of Investments

as of August 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 92.4%
Asset Management & Custody Banks — 6.4%
Banca Generali SpA (Italy)	152,017	$4,140,402
EFG International AG (Switzerland)*	389,161	4,344,971
Financial Engines, Inc.(a)	105,360	3,779,263
Hargreaves Lansdown PLC (United Kingdom)	303,457	5,654,095
Julius Baer Group Ltd. (Switzerland)*	204,787	9,321,082

		27,239,813

Consumer Finance — 2.3%
Santander Consumer USA Holdings, Inc.	528,836	9,846,926

Data Processing & Outsourced Services — 0.8%
Higher One Holdings, Inc.*	922,000	3,577,360

Diversified Banks — 37.8%
Banca Popolare dell’Emilia Romagna SC (Italy)*	4,702	39,515
Banco ABC Brasil SA (Brazil)*	18,662	120,050
Bank of Ireland (Ireland)*	29,724,973	11,896,785
Bank Tabungan Pensiunan Nasional Tbk PT (Indonesia)*	3,287,400	1,197,535
BNP Paribas SA (France)	119,323	8,063,063
Canadian Imperial Bank of Commerce (Canada)	221,941	21,210,236
Citigroup, Inc.	226,283	11,687,517
Credit Agricole SA (France)	660,369	9,800,235
DNB ASA (Norway)	338,800	6,340,420
FinecoBank Banca Fineco SpA (Italy)*	800,335	4,164,359
Hana Financial Group, Inc. (South Korea)	106,730	4,482,460
JPMorgan Chase & Co.	74,356	4,420,464
Metropolitan Bank & Trust Co. (Philippines)	3,508,554	6,917,244
Mizrahi Tefahot Bank Ltd. (Israel)*	327,696	4,026,188
National Bank of Canada (Canada)	481,605	23,170,015
Shinhan Financial Group Co. Ltd. (South Korea)	99,790	5,169,585
Societe Generale SA (France)	145,042	7,356,669
Standard Chartered PLC (United Kingdom)	487,439	9,824,941
Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	9,223,345	8,104,911
United Overseas Bank Ltd. (Singapore)	721,643	13,237,324

		161,229,516

Diversified Capital Markets — 1.7%
UBS AG (Switzerland)	399,525	7,170,199

Investment Banking & Brokerage — 2.2%
Atlas Mara Co-Nvest Ltd. (British Virgin Islands)*	491,298	5,048,087
Avanza Bank Holding AB (Sweden)	111,237	4,125,670

		9,173,757

Life & Health Insurance — 10.1%
Delta Lloyd NV (Netherlands)	536,071	12,917,142
Discovery Ltd. (South Africa)	1,337,037	12,330,151
Sony Financial Holdings, Inc. (Japan)	248,300	3,978,774
Storebrand ASA (Norway)*	2,512,006	13,999,268

		43,225,335

Multi-Line Insurance — 5.9%
Ageas (Belgium)	90,642	3,042,352
AXA SA (France)	441,836	10,963,675
Hartford Financial Services Group, Inc. (The)	297,735	11,031,082

		25,037,109

Other Diversified Financial Services — 7.1%
Challenger Ltd. (Australia)	1,383,913	10,156,094

ING Groep NV, CVA (Netherlands)*	1,448,788	19,939,571

		30,095,665

Property & Casualty Insurance — 2.2%
XL Group PLC (Ireland)	269,900	9,225,182

Regional Banks — 7.9%
BS Financial Group, Inc. (South Korea)	544,712	9,028,980
Citizens & Northern Corp.	35,689	703,787
DGB Financial Group, Inc. (South Korea)	514,280	8,982,272
Gronlandsbanken AB (Denmark)	16,651	1,892,639
Spar Nord Bank A/S (Denmark)	454,979	4,867,335
SpareBank 1 SR Bank ASA (Norway)	821,359	8,100,244

		33,575,257

Specialized Finance — 3.3%
Singapore Exchange Ltd. (Singapore)	2,412,000	14,052,578

Thrifts & Mortgage Finance — 4.7%
Federal Agricultural Mortgage Corp. (Class C Stock)	124,400	4,095,248
First National Financial Corp. (Canada)	203,700	4,183,409
Home Capital Group, Inc. (Canada)	239,263	11,931,243

		20,209,900

TOTAL COMMON STOCKS (cost $316,027,774)		393,658,597

PREFERRED STOCKS — 4.4%
Diversified Banks
Banco ABC Brasil SA (PRFC) (Brazil)	734,202	4,969,024
Banco do Estado do Rio Grande do Sul SA (PRFC) (Brazil)	1,051,000	7,258,638
Itau Unibanco Holding SA, ADR (PRFC) (Brazil)	359,047	6,462,846

TOTAL PREFERRED STOCKS (cost $13,548,180)		18,690,508

	Units
WARRANTS*(b) — 0.2%
Investment Banking & Brokerage
Atlas Mara Co-Nvest Ltd. (British Virgin Islands), expiring 12/17/17 (cost $4,913)	491,298	790,990

TOTAL LONG-TERM INVESTMENTS (cost $329,580,867)		413,140,095

	Shares
SHORT-TERM INVESTMENT — 3.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $16,065,014; includes $3,803,667 of cash collateral for securities on loan)(c)(d)	16,065,014	16,065,014

TOTAL INVESTMENTS — 100.8% (cost $345,645,881)(e)		429,205,109
Liabilities in excess of other assets — (0.8)%		(3,267,735)

NET ASSETS — 100.0%		$425,937,374

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)

PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,738,013; cash collateral of $3,803,667 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2014.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$346,042,983

Appreciation	91,984,924
Depreciation	(8,822,798)

Net Unrealized Appreciation	$83,162,126

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$10,156,094	$—
Belgium	—	3,042,352	—
Brazil	120,050	—	—
British Virgin Islands	5,048,087	—	—
Canada	60,494,903	—	—
Denmark	—	6,759,974	—
France	—	36,183,642	—
Indonesia	—	1,197,535	—
Ireland	9,225,182	11,896,785	—
Israel	—	4,026,188	—
Italy	4,164,359	4,179,917	—
Japan	—	3,978,774	—
Netherlands	—	32,856,713	—
Norway	—	28,439,932	—
Philippines	—	6,917,244	—
Singapore	—	27,289,902	—
South Africa	—	12,330,151	—
South Korea	—	27,663,297	—
Sweden	—	4,125,670	—
Switzerland	4,344,971	16,491,281	—
Turkey	—	8,104,911	—
United Kingdom	—	15,479,036	—
United States	49,141,647	—	—
Preferred Stocks
Brazil	18,690,508	—	—
Warrants
British Virgin Islands	790,990	—	—
Affiliated Money Market Mutual Fund	16,065,014	—	—

Total	$168,085,711	$261,119,398	$—

Fair value of level 2 investments at November 30, 2013 was $220,469,818. An amount of $2,440,204 was transferred from Level 1 into Level 2 at August 31, 2014 as a result of fair valuing such foreign securities using third party vendor modeling tools. An amount of $5,020,954 was transferred from Level 2 into Level 1 at August 31, 2014 as a result of using quoted prices in active market for such foreign securities. Such fair values are used to reflect the impact of significant market movements between the time at which the Fund normally values its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2014 was as follows:

United States (including 0.9% of collateral for securities on loan)	15.3%
Canada	14.2
France	8.5
Netherlands	7.7
Norway	6.7
South Korea	6.5
Singapore	6.4
Ireland	5.0
Switzerland	4.9
Brazil	4.4
United Kingdom	3.6
South Africa	2.9
Australia	2.4
Italy	2.0
Turkey	1.9
Philippines	1.6
Denmark	1.6
British Virgin Islands	1.4
Sweden	1.0
Israel	0.9
Japan	0.9
Belgium	0.7
Indonesia	0.3

100.8
Liabilities in excess of other assets	(0.8)

100.0%

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of August 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.1%
COMMON STOCKS — 92.9%
Biotechnology — 45.6%
ACADIA Pharmaceuticals, Inc.*(a)	889,900	$21,339,802
Acceleron Pharma, Inc.*(a)	49,316	1,325,121
Acorda Therapeutics, Inc.*	264,121	8,605,062
Agios Pharmaceuticals, Inc.*(a)	123,489	5,707,662
Akebia Therapeutics, Inc.*(a)	177,344	3,992,013
Alder Biopharmaceuticals, Inc.*	96,065	1,636,948
Alexion Pharmaceuticals, Inc.*	722,477	122,308,131
Alnylam Pharmaceuticals, Inc.*(a)	787,111	54,838,023
Applied Genetic Technologies Corp.*(a)	654,132	11,185,657
Auspex Pharmaceuticals, Inc.*	212,166	4,877,696
Avalanche Biotechnologies, Inc.*	77,471	2,295,466
BioCryst Pharmaceuticals, Inc.*(a)	317,900	4,291,650
Biogen Idec, Inc.*	238,112	81,681,940
BioMarin Pharmaceutical, Inc.*	1,752,708	124,827,864
Bluebird Bio, Inc.*(a)	441,112	17,648,891
Cara Therapeutics, Inc.*(a)	220,910	2,257,700
Celgene Corp.*	406,033	38,581,256
Celldex Therapeutics, Inc.*(a)	2,637,771	41,966,937
Chimerix, Inc.*	383,485	9,794,207
Dyax Corp.*	1,272,945	12,996,768
Eagle Pharmaceuticals, Inc.*(a)	683,914	8,617,315
Fibrocell Science, Inc.*(a)	1,681,393	5,380,458
Flexion Therapeutics, Inc.*	83,877	1,150,792
Gilead Sciences, Inc.*	636,020	68,423,032
Incyte Corp.*(a)	1,607,959	87,151,378
Insmed, Inc.*	505,689	7,044,248
Intercept Pharmaceuticals, Inc.*(a)	200,743	58,159,262
Isis Pharmaceuticals, Inc.*(a)	1,444,868	58,892,820
Kindred Biosciences, Inc.*(a)	1,027,759	11,212,851
Kite Pharma, Inc.*(a)	77,061	2,178,514
KYTHERA Biopharmaceuticals, Inc.*(a)	176,918	6,653,886
Loxo Oncology, Inc.*(a)	96,575	1,256,441
MacroGenics, Inc.*	87,988	1,879,424
Merrimack Pharmaceuticals, Inc.*(a)	3,018,329	21,067,936
Otonomy, Inc.*(a)	889,099	17,710,852
OvaScience, Inc.*	485,999	6,565,846
OvaScience, Inc., Reg D, PIPE*	459,488	6,207,683
Portola Pharmaceuticals, Inc.*(a)	634,971	17,709,341
Prothena Corp. PLC (Ireland)*	472,125	10,811,663
Receptos, Inc.*	234,050	11,971,657
Regulus Therapeutics, Inc.*	319,659	2,199,254
Retrophin, Inc.*(a)	317,938	4,349,392
Sangamo BioSciences, Inc.*(a)	1,369,675	19,586,352
Sarepta Therapeutics, Inc.*(a)	412,890	9,467,568
Synta Pharmaceuticals Corp.*(a)	2,599,873	10,399,492
Targacept, Inc.*	548,417	1,513,631
Tetraphase Pharmaceuticals, Inc.*	641,015	8,390,886
TG Therapeutics, Inc.*(a)	404,922	3,433,739
Ultragenyx Pharmaceutical, Inc.*(a)	554,336	29,579,369
Verastem, Inc.*(a)	444,512	3,871,700
Versartis, Inc.*(a)	49,608	1,140,984
Vertex Pharmaceuticals, Inc.*	1,153,459	107,929,159
Zafgen, Inc.*(a)	153,985	3,224,446
ZIOPHARM Oncology, Inc.*(a)	1,501,767	4,850,707

		1,192,140,872

Diversified Consumer Services — 0.2%
Cambian Group PLC, 144A (United Kingdom) *(b)	1,086,899	3,888,484

Health Care Distributors — 2.1%
McKesson Corp.	282,583	55,112,163

Health Care Equipment — 3.3%
Covidien PLC	566,458	49,185,548
GenMark Diagnostics, Inc.*(a)	1,777,085	19,103,664
Innocoll AG (Germany), ADR *	270,873	2,291,586
Novadaq Technologies, Inc. (Canada)*(a)	891,020	11,636,721
Tandem Diabetes Care, Inc.*(a)	64,996	919,694
Tornier NV*	202,999	4,388,838

		87,526,051

Health Care Facilities — 7.2%
Acadia Healthcare Co., Inc.*(a)	531,869	27,237,011
HCA Holdings, Inc.*	1,356,472	94,708,875
Universal Health Services, Inc. (Class B Stock)	567,863	64,986,242

		186,932,128

Health Care Services — 2.2%
Envision Healthcare Holdings, Inc.*	707,522	25,867,004
Healthways, Inc.*(a)	1,505,352	26,283,446
Premier, Inc. (Class A Stock)*	197,300	6,230,734

		58,381,184

Health Care Supplies — 0.8%
Cooper Cos., Inc. (The)	61,830	10,080,145
Derma Sciences, Inc.*	910,180	7,709,224
InspireMD, Inc. (United Kingdom)*(a)	1,559,932	3,697,039

		21,486,408

Health Care Technology
Castlight Health, Inc. (Class B Stock)*	31,203	371,628
Imprivata, Inc.*	11,628	170,350

		541,978

Life Sciences Tools & Services — 4.3%
Bruker Corp.*	506,914	10,168,695
Fluidigm Corp.*(a)	669,117	18,213,365
Illumina, Inc.*(a)	332,993	59,725,624
WuXi PharmaTech Cayman, Inc. (China), ADR*	659,102	24,399,956

		112,507,640

Managed Health Care — 4.1%
Centene Corp.*	505,251	39,475,260
Cigna Corp.	336,070	31,792,222
Molina Healthcare, Inc.*(a)	332,569	15,910,101
UnitedHealth Group, Inc.	223,704	19,390,663

		106,568,246

Pharmaceuticals — 23.1%
AbbVie, Inc.	423,851	23,430,483
Actavis PLC*(a)	286,448	65,017,967
Aerie Pharmaceuticals, Inc.*	229,246	3,755,050
Allergan, Inc.	373,943	61,206,990
Aratana Therapeutics, Inc.*(a)	1,033,946	12,014,453
Bristol-Myers Squibb Co.	983,571	49,817,871
CFR Pharmaceuticals SA (Chile)(b)	31,451,227	10,881,108
CFR Pharmaceuticals SA 144A (Chile), ADR *(b)	726,966	24,953,326
Flamel Technologies SA (France), ADR*	704,554	10,568,310
Intersect ENT, Inc.*	27,178	440,284
Jazz Pharmaceuticals PLC*	172,012	28,024,195

Medicines Co. (The)*	871,797	22,326,721
MediWound Ltd. (Israel)*	178,053	1,299,787
Merck & Co., Inc.	641,558	38,564,051
Novo Nordisk A/S (Denmark), ADR(a)	478,535	21,993,469
Pacira Pharmaceuticals, Inc.*(a)	728,540	78,871,741
Perrigo Co. PLC	157,868	23,481,286
Revance Therapeutics, Inc.*	75,794	1,769,790
Roche Holding AG (Switzerland)	287,488	83,963,163
Valeant Pharmaceuticals International, Inc.*(a)	298,944	35,066,131
XenoPort, Inc.*	433,254	2,200,930
ZS Pharma, Inc.*(a)	96,237	3,877,389

		603,524,495

TOTAL COMMON STOCKS (cost $1,416,678,347)		2,428,609,649

PREFERRED STOCK — 0.2%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 08/31/12)*(b)(c) (cost $2,400,000)	4,084,064	3,790,759

	Units
WARRANTS*(d)
Biotechnology
OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement (original cost $0; purchased 10/19/10)(b)(c)	77,140	256

Health Care Equipment
SANUWAVE Health, Inc., expiring 04/08/16, Private Placement (original cost $0; purchased 04/08/11)(b)(c)	787,690	—

Health Care Supplies
Derma Sciences, Inc., expiring 06/23/16, Private Placement (original cost $47,950; purchased 06/17/11)(b)(c)	342,500	208,215

TOTAL WARRANTS (cost $47,950)		208,471

TOTAL LONG-TERM INVESTMENTS (cost $1,419,126,297)		2,432,608,879

	Shares
SHORT-TERM INVESTMENT — 22.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $575,823,132; includes $394,739,791 of cash collateral for securities on loan)(e)(f)	575,823,132	575,823,132

TOTAL INVESTMENTS — 115.1% (cost $1,994,949,429)(g)		3,008,432,011
Liabilities in excess of other assets — (15.1)%		(394,395,310)

NET ASSETS — 100.0%		$2,614,036,701

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
ADR	American Depositary Receipt
PIPE	Private Investment in Public Entity

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $385,912,711; cash collateral of $394,739,791 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $2,447,950. The aggregate value of $3,999,230 is approximately 0.2% of net assets.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2014.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,998,515,260

Appreciation	1,045,837,115
Depreciation	(35,920,364)

Net Unrealized Appreciation	$1,009,916,751

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 -significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of August 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$1,185,933,189	$6,207,683	$—
Diversified Consumer Services	3,888,484	—	—
Health Care Distributors	55,112,163	—	—
Health Care Equipment	87,526,051	—	—
Health Care Facilities	186,932,128	—	—
Health Care Services	58,381,184	—	—
Health Care Supplies	21,486,408	—	—
Health Care Technology	541,978	—	—
Life Sciences Tools & Services	112,507,640	—	—
Managed Health Care	106,568,246	—	—
Pharmaceuticals	519,561,332	83,963,163	—
Preferred Stock
Health Care Equipment	—	—	3,790,759
Warrants
Biotechnology	—	—	256
Health Care Equipment	—	—	—
Health Care Supplies	—	—	208,215
Affiliated Money Market Mutual Fund	575,823,132	—	—

Total	$2,914,261,935	$90,170,846	$3,999,230

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants
Balance as of 11/30/13	$7,146,168	$17,637,219	$711,031
Realized gain (loss)	5,405,803	—	—
Change in unrealized appreciation (depreciation)*	(1,646,172)	387,451	(502,560)
Purchases	—	—	—
Sales	(10,905,799)	(14,233,911)	—
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 08/31/14	$—	$3,790,759	$208,471

*	Of which, $(115,109) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Included in the table, under Level 3 securities, is one preferred stock that was fair valued using the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For three warrants received in a private placement offering, the valuation was based on the Black-Scholes model with a discretionary volatility factor.

Prudential Jennison Utility Fund

Schedule of Investments

as of August 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Cable & Satellite — 4.3%
Charter Communications, Inc. (Class A Stock)*	362,439	$56,855,806
Comcast Corp. (Class A Stock)	1,358,876	74,371,284
Liberty Global PLC (United Kingdom) (Class C Stock)*	915,871	38,402,471

		169,629,561

Electric Utilities — 26.4%
Alupar Investimento SA (Brazil)	339,835	2,808,554
Alupar Investimento SA, 144A (Brazil)(a)	1,615,985	13,355,248
American Electric Power Co., Inc.	2,112,516	113,442,109
Cleco Corp.	766,862	43,266,354
Duke Energy Corp.	733,616	54,280,248
Edison International	2,042,161	120,773,401
Exelon Corp.	2,593,862	86,686,868
ITC Holdings Corp.	1,769,124	66,076,781
Korea Electric Power Corp. (Korea), ADR	2,821,269	58,908,097
NextEra Energy, Inc.	1,109,728	109,252,722
Northeast Utilities	1,296,028	59,474,725
NRG Yield, Inc. (Class A Stock)	856,626	46,591,888
OGE Energy Corp.	2,111,575	79,226,294
Portland General Electric Co.	1,795,221	61,881,268
PPL Corp.	2,120,415	73,429,971
Westar Energy, Inc.(b)	1,495,062	55,212,640

		1,044,667,168

Independent Power Producers & Energy Traders — 9.8%
Abengoa Yield PLC (United Kingdom)*	1,246,961	50,015,606
Calpine Corp.*	4,470,076	106,253,706
Drax Group PLC (United Kingdom)	5,496,348	57,264,645
Dynegy, Inc.*	1,174,732	38,390,242
NextEra Energy Partners LP*(b)	675,755	23,725,757
NRG Energy, Inc.	3,617,554	111,348,312

		386,998,268

Integrated Telecommunication Services — 2.2%
Frontier Communications Corp.(b)	8,799,669	59,837,750
Telecom Italia SpA (Italy)*	14,665,620	16,918,031
Telecom Italia SpA, 144A (Italy)*	10,000,000	11,535,845

		88,291,626

Multi-Utilities — 19.7%
Alliant Energy Corp.	1,052,952	61,587,163
Ameren Corp.	1,652,908	66,099,791
CenterPoint Energy, Inc.	2,841,784	70,589,915
CMS Energy Corp.	2,409,556	73,587,840
Dominion Resources, Inc.	1,526,653	107,201,574
DTE Energy Co.	1,002,036	78,409,317
NiSource, Inc.	2,359,273	93,592,360
PG&E Corp.	1,587,282	73,776,867
Sempra Energy	1,130,290	119,776,831
Veolia Environnement SA (France)	1,808,906	33,231,637

		777,853,295

Oil & Gas Storage & Transportation — 28.4%
Cheniere Energy, Inc.*	1,108,693	88,983,700
Cheniere Energy Partners LP Holdings LLC(b)	1,941,179	49,267,123
Enbridge, Inc. (Canada)	1,151,597	57,436,867
Energy Transfer Equity LP	2,447,882	148,464,043
EnLink Midstream LLC	393,624	16,177,946

EQT Midstream Partners LP(b)	558,862	54,483,456
Kinder Morgan, Inc.	1,119,470	45,069,862
MarkWest Energy Partners LP(b)	745,977	59,476,746
ONEOK, Inc.(b)	1,491,989	104,737,628
Pembina Pipeline Corp. (Canada)	275,000	12,636,250
Plains GP Holdings LP (Class A Stock)(b)	1,380,976	42,616,919
SemGroup Corp. (Class A Stock)	956,497	83,913,482
Targa Resources Corp.	1,068,968	149,174,485
Western Gas Equity Partners LP(b)	975,652	58,490,338
Williams Cos., Inc. (The)	2,537,434	150,825,077

		1,121,753,922

Renewable Electricity — 1.5%
Pattern Energy Group, Inc.	1,844,759	59,465,806

Specialized REITs — 2.0%
American Tower Corp.	389,001	38,355,499
Crown Castle International Corp.	539,847	42,923,235

		81,278,734

Water Utilities — 1.7%
American Water Works Co., Inc.	1,342,536	67,945,747

Wireless Telecommunication Services — 3.0%
SBA Communications Corp. (Class A Stock)*	1,065,825	117,549,839

TOTAL LONG-TERM INVESTMENTS (cost $2,492,161,795)		3,915,433,966

SHORT-TERM INVESTMENT — 4.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $172,842,598; includes $143,268,120 of cash collateral for securities on loan)(c)(d)	172,842,598	172,842,598

TOTAL INVESTMENTS — 103.4% (cost $2,665,004,393)(e)		4,088,276,564
Liabilities in excess of other assets — (3.4)%		(134,292,379)

NET ASSETS — 100.0%		$3,953,984,185

The following abbreviations are used in the portfolio descriptions:

144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Indicates a security that has been deemed illiquid.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $141,168,373; cash collateral of $143,268,120 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,638,385,230

Appreciation	1,467,416,837
Depreciation	(17,525,503)

Net Unrealized Appreciation	$1,449,891,334

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Cable & Satellite	$169,629,561	$—	$—
Electric Utilities	1,031,311,920	13,355,248	—
Independent Power Producers & Energy Traders	329,733,623	57,264,645	—
Integrated Telecommunication Services	59,837,750	28,453,876	—
Multi-Utilities	744,621,658	33,231,637	—
Oil & Gas Storage & Transportation	1,121,753,922	—	—
Renewable Electricity	59,465,806	—	—
Specialized REITs	81,278,734	—	—
Water Utilities	67,945,747	—	—
Wireless Telecommunication Services	117,549,839	—	—
Affiliated Money Market Mutual Fund	172,842,598	—	—

Total	$3,955,971,158	$132,305,406	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date October 20, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date October 20, 2014

*	Print the name and title of each signing officer under his or her signature.